Financial Instruments and Risk Management - Tax Receivable Agreement Rollforward (Details) $ in Millions	9 Months Ended
Sep. 30, 2020 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning liability balance, January 1, 2020	$ 0.0
Tax receivable agreement, initially recorded	133.4
Change in fair value	13.7
Ending liability balance, September 30, 2020	$ 147.1